Business Combination - Additional Information (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 01, 2021	May 06, 2021
Business Combination
Other intangible assets	¥ 403,674	¥ 391,038
Total revenues	6,954,057	5,409,825	¥ 3,341,617
Net loss	148,965	(990,731)	(539,170)
Amount of intangibles acquired	¥ 540,763	473,438
Minimum
Business Combination
Useful life	7 years
Maximum
Business Combination
Useful life	10 years
Trademark
Business Combination
Amount of intangibles acquired	¥ 160,000	160,000
Trademark | Maximum
Business Combination
Useful life	10 years
Reacquired franchise rights
Business Combination
Amount of intangibles acquired		19,343
Reacquired franchise rights | Minimum
Business Combination
Useful life	1 year
Reacquired franchise rights | Maximum
Business Combination
Useful life	5 years
Customer relationships | Minimum
Business Combination
Useful life	3 years
Customer relationships | Maximum
Business Combination
Useful life	7 years
ZACC
Business Combination
Other intangible assets	¥ 240,000			¥ 240,000
ZACC | Trademark
Business Combination
Other intangible assets				90,000
ZACC | Customer relationships
Business Combination
Other intangible assets				¥ 150,000
SAWAN CO. LTD. ("SAWAN")
Business Combination
Other intangible assets					¥ 100,000
SAWAN CO. LTD. ("SAWAN") | Trademark
Business Combination
Other intangible assets					70,000
SAWAN CO. LTD. ("SAWAN") | Customer relationships
Business Combination
Other intangible assets					¥ 30,000
Relaxation Salons
Business Combination
Gain from bargain purchases	¥ 0	0
Other intangible assets		15,000	12,690
Total revenues		208,600	375,148
Net loss		13,788	26,595
Relaxation Salons | Minimum
Business Combination
Royalty rate of fair value measurements for unobservable inputs (as a percent)	1.20%
Discount rate of fair value measurements for unobservable inputs (as a percent)	11.30%
Relaxation Salons | Maximum
Business Combination
Royalty rate of fair value measurements for unobservable inputs (as a percent)	6.00%
Discount rate of fair value measurements for unobservable inputs (as a percent)	25.00%
Relaxation Salons | Reacquired franchise rights
Business Combination
Amount of franchise rights reacquired		¥ 15,000	¥ 12,690
Relaxation Salons | Reacquired franchise rights | Minimum
Business Combination
Useful life of reacquired franchise rights	1 year	1 year	1 year
Relaxation Salons | Reacquired franchise rights | Maximum
Business Combination
Useful life of reacquired franchise rights	3 years	3 years	3 years